Income Tax Expense	12 Months Ended
Mar. 31, 2026
Income Tax Expense [Abstract]
Income tax expense
19.	Income tax expense

The major components of income tax expense recognized in profit or loss for the years ended March 31, 2024, 2025 and 2026 were:

	March 31, 2024	March 31, 2025	March 31, 2026
	US$	US$	US$
Current income tax
Current year’s provision	223,455	149,467	213,299
Over provision in respect of prior years	—	(114,028)	—
	223,455	35,439	213,299
Deferred taxation
Current year (Note 6)	(45,354)	(16,158)	(18,519)
	178,101	19,281	194,780

Relationship between tax expense and accounting profits

Domestic income tax is calculated at 20% (2025: 20%) of the estimated assessable profits for the financial years. Taxation for other jurisdictions is calculated at the rates prevailing in the relevant jurisdictions.

A reconciliation between tax expense and the product of accounting profits multiplied by Cambodia income tax rate for the financial years ended March 31, 2024, 2025, and 2026 were as follows:

	March 31, 2024	March 31, 2025	March 31, 2026
	US$	US$	US$
Profit before income tax	1,297,633	228,954	430,405

Tax calculated at tax rate of 20% (2025: 20%)	259,527	45,791	86,081

Effects of:
Income not subject to tax	(27,286)	—	(29,787)
Expenses not deductible for tax purposes	34,759	90,753	178,110
Utilization of deferred tax assets previously not recognized	(112,077)	(129,959)	(142,816)
Effect of minimum tax rates in Cambodia	46,472	149,467	147,857
Tax concessions and deductions	—	—	(21,154)
Over provision in respect of prior year	—	(114,028)	—
Different tax rates in foreign jurisdiction	(23,294)	(22,743)	(23,511)
	178,101	19,281	194,780

Deferred income tax assets are recognized for tax losses and capital allowances carried forward to the extent that realization of the related tax benefits through future taxable profits is probable.

In prior financial year, the Company had unrecognized provisions of approximately US$714,079 at the reporting date which can be carried forward and used to offset against future taxable income subject to meeting certain statutory requirements. The tax losses and capital allowances have no expiry date. These unrecognized provisions have been utilized during the financial year, and no such unrecognized provisions carried forward for current financial year.

Cayman Islands

Under the current laws of Cayman Islands, the Company is not subject to any income tax.

BVI

Under the current laws of BVI, PMV is not subject to any income tax.